Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Administration Expenses

The administration expenses for the Company are as follows:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Corporate administration	$1,925	$1,850
Employee benefits and salaries	1,939	2,035
Professional fees	817	801

Administration expenses before share based compensation	$4,681	$4,686
Equity settled share based compensation (a non-cash expense)	$2,216	$2,164

Total administration expenses	$6,897	$6,850